OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 11 — OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

	December 31, 2021	December 31, 2020
Liabilities in respect of employees, wages and institutions in respect of wages	4,094	2,780
Accrued expenses	1,653	1,085
Contract liability	474	—
Liabilities to government institutions due to grants received	314	916
Government departments and agencies	169	575
Related parties	2,149	327
	8,853	5,683